Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Net sales
Total net sales	$ 157,460	$ 162,049	$ 475,923	$ 486,118
Cost of sales
Total cost of sales	80,051	83,121	240,890	247,893
Gross profit	77,409	78,928	235,033	238,225
Operating expenses
Research and development, net	23,620	25,786	70,234	74,585
Selling, general and administrative	59,741	49,792	173,217	168,684
Total operating expenses	83,361	75,578	243,451	243,269
Operating income (loss)	(5,952)	3,350	(8,418)	(5,044)
Financial income (expense), net	289	(39)	2,796	(114)
Income (loss) before income taxes	(5,663)	3,311	(5,622)	(5,158)
Income tax expenses	586	304	3,084	1,110
Share in profit (losses) of associated companies	(733)	(3,752)	495	(11,185)
Net loss	(6,982)	(745)	(8,211)	(17,453)
Net loss attributable to non-controlling interests	(41)	(66)	(152)	(182)
Net loss attributable to Stratasys Ltd.	$ (6,941)	$ (679)	$ (8,059)	$ (17,271)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.13)	$ (0.01)	$ (0.15)	$ (0.34)
Weighted average ordinary shares outstanding. - basic and diluted	54,394	53,769	54,201	53,716
Comprehensive loss
Net loss	$ (6,982)	$ (745)	$ (8,211)	$ (17,453)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(954)	(234)	(1,398)	(1,445)
Unrealized gains (losses) on derivatives designated as cash flow hedges	34	522	1,184	(347)
Other comprehensive income (loss), net of tax	(920)	288	(214)	(1,792)
Comprehensive loss	(7,902)	(457)	(8,425)	(19,245)
Less: comprehensive loss attributable to non-controlling interests	(41)	(66)	(152)	(182)
Comprehensive loss attributable to Stratasys Ltd.	(7,861)	(391)	(8,273)	(19,063)
Products [Member]
Net sales
Total net sales	106,346	109,647	321,778	331,967
Cost of sales
Total cost of sales	44,341	48,640	135,605	147,120
Services [Member]
Net sales
Total net sales	51,114	52,402	154,145	154,151
Cost of sales
Total cost of sales	$ 35,710	$ 34,481	$ 105,285	$ 100,773